Consolidated Balance Sheets - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 71,572	$ 100,319	$ 751,017
Accounts receivable, net	425,206	572,707	525,064
Notes receivable	50,000	100,000	200,689
Deposits and prepaid expenses	26,392	33,592	104,877
Investment in marketable securities			144,199
Total current assets	573,170	806,618	1,725,846
Right-of-use asset	211,293	224,316	339,614
Property, plant and equipment, net	35,661	39,164	56,196
Intangible assets			2,750
Goodwill			815,500
Total Assets	820,124	1,070,098	2,939,906
Current liabilities
Accounts payable	1,282,131	1,154,309	738,395
Accrued liabilities	1,189,876	1,043,270	581,802
Line of credit	134,784	135,744	140,060
Convertible notes payable, net of discount	4,400,000	3,915,732
Paycheck protection program loan, current	5,304	5,304	5,304
Operating lease liability, current	61,245	59,765	67,052
Total current liabilities	8,893,340	8,034,124	1,532,813
Operating lease liability, non-current	160,868	175,344	283,092
Convertible notes payable, net of discount, non-current		0	2,759,961
Paycheck protection program loan	759	1,592	6,562
Total Liabilities	9,054,967	8,211,060	4,582,428
Commitments and contingencies
Stockholders’ Deficit
Common stock	43,683	39,968	38,287
Common stock to be issued		550	1,206
Additional paid in capital	22,274,150	22,947,709	17,343,671
Accumulated deficit	(30,557,122)	(30,133,916)	(19,032,561)
Controlling interest	(8,231,181)	(7,137,581)	(1,641,289)
Non-controlling interest	(3,662)	(3,381)	(1,233)
Total Stockholders’ Deficit	(8,234,843)	(7,140,962)	(1,642,522)
Total Liabilities and Stockholders’ Deficit	820,124	1,070,098	2,939,906
Related Party
Current liabilities
Notes payable, related party	1,820,000	1,720,000	200
Series A Preferred Stock
Stockholders’ Deficit
Preferred stock	2	2	2
Series B Preferred Stock
Stockholders’ Deficit
Preferred stock	$ 8,106	$ 8,106	$ 8,106